SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Equity Award Activity
				Weighted
		Weighted-	Weighted-	Average
		Average per	Average	Remaining
		Share	Grant-date	Contractual		Aggregate
Options Granted to Employees	Number of	Exercise	Fair Value	Term		Intrinsic
and Directors	Shares (*)	Price	per Share	(Years)		Value

Outstanding, December 31, 2015	8,240,623	13.80	4.21	5.98	US$	190,761
Granted	2,738,200	21.02	10.52
Forfeited	(527,191)	27.33	9.41
Expired	(282,798)	8.10	2.50
Exercised	(363,417)	10.44	3.77
Outstanding, December 31, 2016	9,805,417	15.38	5.77	6.20	US$	10,011
Vested and expected to vest at December 31, 2016	9,805,417	15.38	5.77	6.20	US$	10,011
Exercisable at December 31, 2016	7,283,716	13.61	4.22	5.04	US$	20,328

Assumptions Used to Estimate Fair Value
For the Years Ended
December 31,
2016

Risk-free interest rate	1.97% to 2.23%
Dividend yield	nil
Expected volatility range	49.66% to 50.18%
Weighted average expected life	6.35 years
Estimated forfeiture rate	-
Fair value of ordinary share	US$6.85 to US$7.60

Share - Based Compensation Expense
	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$

Cost of revenues	782	471	443
Selling expenses	1,122	446	512
General and administrative expenses	2,778	3,485	5,597

	4,682	4,402	6,552